Consolidated Statement of Income $ in Millions		12 Months Ended
		Oct. 31, 2025 CAD ($) $ / shares	Oct. 31, 2024 CAD ($) $ / shares
Interest, Dividend and Fee Income
Loans		$ 38,747	$ 40,069
Securities (Note 2)	[1]	15,862	15,038
Securities borrowed or purchased under resale agreements		6,072	6,843
Deposits with banks		2,856	4,035
Interest, Dividend and Fee Income		63,537	65,985
Interest Expense
Deposits		29,255	34,580
Securities sold but not yet purchased and securities lent or sold under repurchase agreements		9,064	8,907
Subordinated debt		456	456
Other liabilities (Note 13)		3,275	2,574
Interest Expense		42,050	46,517
Net Interest Income		21,487	19,468
Non-Interest Revenue
Securities commissions and fees		1,169	1,106
Deposit and payment service charges		1,791	1,626
Trading revenues (Note 17)		2,584	2,377
Lending fees		1,342	1,464
Card fees		831	847
Investment management and custodial fees		2,339	2,056
Mutual fund revenues		1,495	1,324
Underwriting and advisory fees		1,703	1,399
Securities gains, other than trading (Note 2)		287	200
Foreign exchange gains, other than trading		271	263
Insurance service results (Note 14)		421	340
Insurance investment results (Note 14)		124	105
Share of profit in associates and joint ventures		175	207
Other revenues		255	13
Non-Interest Revenue		14,787	13,327
Total Revenue		36,274	32,795
Provision for Credit Losses (Note 3)		3,617	3,761
Non-Interest Expense
Employee compensation (Notes 20 and 21)		12,018	10,872
Premises and equipment (Note 8)		4,468	4,117
Amortization of intangible assets (Note 10)		1,152	1,112
Advertising and business development		806	837
Communications		342	388
Professional fees		678	583
Association, clearing and annual regulator fees		302	321
Other		1,341	1,269
Non-Interest Expense		21,107	19,499
Income (loss) before taxes and non-controlling interest in subsidiaries		11,550	9,535
Provision for income taxes (Note 22)		2,825	2,208
Net Income		8,725	7,327
Attributable to:
Bank shareholders		8,709	7,318
Non-controlling interest in subsidiaries		16	9
Net Income		$ 8,725	$ 7,327
Earnings Per Common Share (Canadian $) (Note 23)
Basic | $ / shares		$ 11.46	$ 9.52
Diluted | $ / shares		11.44	9.51
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 23)
Dividends per common share | (per share)		$ 6.44	$ 6.12

[1]	Includes interest income on securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, calculated using the effective interest rate method, of $7,136 million for the year ended October 31, 2025 ($7,826 million in 2024).